Feb. 24, 2023
Driehaus Emerging Markets Opportunities Fund

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS EMERGING MARKETS OPPORTUNITIES FUND

Ticker: *DMAGX

(the “Fund”)

SUPPLEMENT DATED FEBRUARY 24, 2023

TO THE PROSPECTUS, SUMMARY PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION

FOR THE FUND DATED APRIL 30, 2022

(the “Prospectus,” “Summary Prospectus,” and “SAI” respectively)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On December 8, 2022, Driehaus Capital Management LLC, the investment adviser of the Fund, has recommended, and the Fund’s Board of Trustees has approved, a plan to repurpose the Fund from a multi-asset emerging markets fund to a global core equity fund. Shareholders of record at the close of business on February 21, 2023 will be asked to vote on and approve a change to the investment objective of the Fund at a special meeting of shareholders, to be held on March 16, 2023. If approved by Fund shareholders, this change and other proposed changes described below will become effective on or about April 30, 2023 (the “Effective Date”). The Fund, as repurposed, will no longer focus its investments in emerging markets or invest in debt securities and will no longer engage in hedging transactions, such as derivatives or short sales. Rather, the Fund will invest in a diversified portfolio of equity securities in issuers located across the world, including the United States.

As part of this repurposing initiative, among other changes, on the Effective Date, the Fund’s name will change to “Driehaus Global Fund” and all references in the Fund’s prospectus, summary prospectus and SAI to “Driehaus Emerging Markets Opportunities Fund” are superseded and replaced with “Driehaus Global Fund.” In addition, in connection with this name change, on the Effective Date the Fund will discontinue its existing non-fundamental investment policy (under normal market conditions) to invest at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) in emerging markets securities and all references to such policy are deleted from the Fund’s prospectus, summary prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111